Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	$ 49,251	$ 48,962
Amounts owed to officers [Member]
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	29,781	29,498
Amounts owed to directors [Member]
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	$ 19,470	$ 19,464